Related-party Transactions - Schedule of Amounts Related to Revenue and Other Income and Purchase of Goods and Services Incurred in Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Revenue and other income	$ 130	$ 59	$ 8
Purchase of goods and services	$ 144	$ 116	$ 85